Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002

Dear Shareholder:
This semiannual report to shareholders of Morgan Stanley Fund of Funds (Domestic Portfolio and International Portfolio) covers the six-month period ended
March 31, 2002.

Domestic Portfolio
U.S. markets suffered steep losses after September 11, plunging to new lows within a week of the terrorist attacks. The Standard & Poor's 500 Index (S&P
500)(1) had already been in a bear market for a year and a half, and the economy tipped into recession. But from those lows the markets and the economy proved remarkably resilient. Within two months, the S&P 500 had recovered to its pre-September 11 lows. Emergency monetary and fiscal stimuli helped boost economic activity quickly so that the economy as a whole managed to grow in the fourth quarter of 2001. Consumer-related stocks performed well, as did the materials sector. Despite an impressive rally in the fourth quarter of 2001, technology fell again in early 2002.

Performance and Portfolio Strategy
For the six-month period ended March 31, 2002, the Domestic Portfolio's Class B shares posted a gain of 16.36 percent versus a gain of 11.01 percent for the S&P 500 Index and a loss of 0.41 percent for the Lehman Brothers U.S. Government/Credit Index(2). For the same period, the Portfolio's Class A, C and D shares increased 16.74 percent, 16.38 percent and 16.88 percent, respectively. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

We attribute the Portfolio's outperformance of its benchmark indexes to careful diversification across a large cross-section of Morgan Stanley funds, changing its allocation as the market warranted. In the fourth quarter of 2001, the Portfolio was heavily weighted in technology funds and growth funds. When the technology sector showed signs of being overvalued, we shifted the Portfolio more heavily toward value funds, including small- and large-cap issues, in the first quarter of 2002. The Fund held its fixed-income allocation steady and decreased its cash allocation.

----------------
(1) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002 CONTINUED

Looking Ahead
We expect the economy to continue to gain steam over the course of 2002, in response to aggressive Federal Reserve easing, emergency stimuli and what we believe is an improving global investment environment. We anticipate maintaining the Portfolio's current asset class mix, although the mix of funds held may change as conditions warrant. The Portfolio will attempt to manage short-term volatility in particular markets and sectors through careful diversification across investment styles, market caps and asset classes.

International Portfolio
The international markets were already well into bear-market territory when the attacks of September 11 created a dramatic downdraft in markets around the world. Shortly after that setback, however, global equity markets began to recover. Propelled by a market rebound in the United States and a strengthening global economy, many overseas markets gathered considerable steam in the first quarter of 2002. Returns were hampered somewhat by currency concerns as the U.S. dollar continued to strengthen throughout the period.

Performance and Portfolio Strategy
For the six-month period ended March 31, 2002, the International Portfolio's Class B shares posted a gain of 9.74 percent versus a gain of 7.52 percent for the MSCI EAFE Index.(3) For the same period, the Portfolio's A, C and D shares increased 10.14 percent, 10.12 percent and 10.32 percent, respectively. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Portfolio's strong performance versus its benchmark index can be attributed to its sizable stake in Latin America, where markets were strong despite Argentina's devaluation and debt default. U.S.-dollar returns were mildly hampered by the continued appreciation of the dollar versus the euro and yen. The Portfolio invests its assets among five Morgan Stanley international funds:
European Growth Fund, International SmallCap Fund, Japan Fund, Latin American Growth Fund and Pacific Growth Fund.

----------------
(3) The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002 CONTINUED

Looking Ahead
Over the next year we expect that many of the trends that have hurt the international markets will reverse. We believe that currency movements and a global economic recovery have already begun to improve the international investment climate dramatically. After appreciating significantly over the past several years, the dollar began to weaken against the yen and euro in the first quarter of 2002. We anticipate that the dollar will continue to lose strength, meaning that returns from abroad would improve when translated from local currencies. We also believe that the global economy will accelerate by the second half of 2002. A longer-term rebound could be concentrated in Asia, where capital investment and deregulation could spur growth much as those forces did in the United States in the latter half of the 1990s.

We appreciate your ongoing support of Morgan Stanley Fund of Funds and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Fund of Funds - Domestic
FUND PERFORMANCE / / MARCH 31, 2002

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 3/31/02                             PERIOD ENDED 3/31/02
   -------------------------                        -------------------------
   1 Year                     (1.06)%(1) (6.25)%(2) 1 Year                     (1.74)%(1)  (6.64)%(2)
   Since Inception                                  Since Inception
    (11/25/97)                 5.19%(1)  3.89%(2)    (11/25/97)                4.43%(1)    4.05%(2)

                 CLASS C SHARES+                                  CLASS D SHARES++
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 3/31/02                             PERIOD ENDED 3/31/02
   -------------------------                        -------------------------
   1 Year                     (1.72)%(1) (2.70)%(2) 1 Year                     (0.80)%(1)
   Since Inception                                  Since Inception
    (11/25/97)                 4.54%(1)  4.54%(2)    (11/25/97)                5.43%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Fund of Funds - International
FUND PERFORMANCE / / MARCH 31, 2002

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 3/31/02                             PERIOD ENDED 3/31/02
   -------------------------                        -------------------------
   1 Year                     (5.98)%(1) (10.92)%(2) 1 Year                    (6.71)%(1)  (11.36)%(2)
   Since Inception                                  Since Inception
    (11/25/97)                 1.39%(1)  0.14%(2)    (11/25/97)                0.61%(1)    0.19%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 3/31/02                               PERIOD ENDED 3/31/02
   -------------------------                          -------------------------
   1 Year                     (6.45)%(1)  (7.38)%(2)  1 Year                     (5.75)%(1)
   Since Inception                                    Since Inception
    (11/25/97)                0.78%(1)    0.78%(2)     (11/25/97)                1.61%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Fund of Funds - Domestic
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                             VALUE

----------------------------------------------------------------------------

             Common Stocks (98.8%)
 224,115     Morgan Stanley Convertible Securities Trust.......  $ 3,323,633
  57,436     Morgan Stanley Dividend Growth Securities Inc.....    2,740,278
 260,440     Morgan Stanley Growth Fund........................    3,323,222
 262,776     Morgan Stanley Income Builder Fund................    2,717,104
 162,078     Morgan Stanley Information Fund...................    1,855,794
 192,423     Morgan Stanley Natural Resource Development
              Securities Inc...................................    2,878,656
 437,768     Morgan Stanley Next Generation Trust..............    2,889,273
  62,779     Morgan Stanley Small Cap Growth Fund..............    1,132,549
 334,517     Morgan Stanley Special Value Fund.................    5,526,226
 113,404     Morgan Stanley Value-Added Market Series - Equity
              Portfolio........................................    3,690,195
 436,145     Morgan Stanley Value Fund.........................    5,225,021
                                                                 -----------
             Total Common Stocks
              (COST $34,132,104)...............................   35,301,951
                                                                 -----------

PRINCIPAL
AMOUNT IN                                                          COUPON       MATURITY
THOUSANDS                                                           RATE          DATE
---------                                                          ------       --------

             Short-Term Investment (0.9%)
             Repurchase Agreement
  $338       Joint repurchase agreement account
             (dated 03/28/02; proceeds $338,073) (a)
             (COST $338,000)...................................    1.936%       04/01/02           338,000
                                                                                               -----------

        Total Investments
         (COST $34,470,104) (b)...........................       99.7%        35,639,951

        Other Assets in Excess of Liabilities.............        0.3            103,196
                                                                -----        -----------

        Net Assets........................................      100.0%       $35,743,147
                                                                =====        ===========

---------------------

 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S.TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,468,535 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $298,688, RESULTING IN NET UNREALIZED APPRECIATION OF $1,169,847.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds - International
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                             VALUE

----------------------------------------------------------------------------

             Common Stocks (98.2%)
3,052,989    Morgan Stanley European Growth Fund Inc...........  $44,268,341
 354,723     Morgan Stanley International SmallCap Fund........    3,210,246
2,035,531    Morgan Stanley Japan Fund.........................   12,070,703
 528,742     Morgan Stanley Latin American Growth Fund.........    5,869,046
 619,647     Morgan Stanley Pacific Growth Fund Inc............    6,413,351
                                                                 -----------
             Total Common Stocks
              (COST $96,542,532)...............................   71,831,687
                                                                 -----------

PRINCIPAL
AMOUNT IN                                                          COUPON       MATURITY
THOUSANDS                                                           RATE          DATE
---------                                                          ------       --------

             Short-Term Investment (2.0%)
             Repurchase Agreement
 $1,496      Joint repurchase agreement account
             (dated 03/28/02; proceeds $1,496,322 (a)
             (COST $1,496,000).................................    1.936%       04/01/02         1,496,000
                                                                                               -----------

          Total Investments
           (COST $98,038,532) (B)...........................      100.2%        73,327,687

          Liabilities in Excess of Other Assets.............       (0.2)          (156,467)
                                                                  -----        -----------

          Net Assets........................................      100.0%       $73,171,220
                                                                  =====        ===========

---------------------

 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S.TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $24,710,845.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS

Statements of Assets and Liabilities
MARCH 31, 2002 (UNAUDITED)

                                                               DOMESTIC    INTERNATIONAL
                                                              -----------  -------------
Assets:
Investments in securities, at value
 (cost $34,470,104 and $98,038,532, respectively)...........  $35,639,951   $73,327,687
Cash........................................................       87,659        12,554
Receivable for shares of beneficial interest sold...........       60,619       260,618
Receivable from affiliate...................................       27,447        40,128
Prepaid expenses and other assets...........................          775        11,370
Deferred organizational expenses............................        3,268         3,268
                                                              -----------  ------------
    Total Assets............................................   35,819,719    73,655,625
                                                              -----------  ------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.................       16,045       412,567
  Distribution fee..........................................       29,189        28,043
Organizational expenses.....................................        3,269         3,269
Accrued expenses and other payables.........................       28,069        40,526
                                                              -----------  ------------
    Total Liabilities.......................................       76,572       484,405
                                                              -----------  ------------
    Net Assets..............................................  $35,743,147   $73,171,220
                                                              ===========  ============
Composition of Net Assets:
Paid-in-capital.............................................  $39,030,234  $105,173,407
Net unrealized appreciation (depreciation)..................    1,169,847   (24,710,845)
Accumulated undistributed net investment income (loss)......      (34,883)       51,364
Accumulated net realized loss...............................   (4,422,051)   (7,342,706)
                                                              -----------  ------------
    Net Assets..............................................  $35,743,147   $73,171,220
                                                              ===========  ============
Class A Shares:
Net Assets..................................................   $1,164,546    $1,664,375
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      123,065       174,848
    Net Asset Value Per Share...............................        $9.46         $9.52
                                                              ===========  ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $      9.98  $      10.05
                                                              ===========  ============
Class B Shares:
Net Assets..................................................  $30,971,983   $29,945,089
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    3,295,859     3,216,032
    Net Asset Value Per Share...............................  $      9.40  $       9.31
                                                              ===========  ============
Class C Shares:
Net Assets..................................................   $3,390,761    $2,810,460
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      360,524       299,580
    Net Asset Value Per Share...............................  $      9.41  $       9.38
                                                              ===========  ============
Class D Shares:
Net Assets..................................................     $215,857   $38,751,296
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...       22,789     4,050,739
    Net Asset Value Per Share...............................  $      9.47  $       9.57
                                                              ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS CONTINUED

Statements of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

                                           DOMESTIC    INTERNATIONAL
                                          -----------  -------------
Net Investment Income (Loss):
Income
Dividends...............................  $   125,747   $   840,573
Interest................................        7,571         7,405
                                          -----------   -----------
    Total Income........................      133,318       847,978
                                          -----------   -----------
Expenses
Distribution fee (Class A shares).......        1,293         1,925
Distribution fee (Class B shares).......      151,505       150,072
Distribution fee (Class C shares).......       15,399         3,282
Transfer agent fees and expenses........       22,943        58,106
Shareholder reports and notices.........        8,586        26,174
Professional fees.......................       13,151        13,153
Custodian fees..........................        8,645        10,263
Organizational expenses.................        2,495         2,495
Other...................................        2,859         3,588
                                          -----------   -----------
    Total Expenses......................      226,876       269,058

Less: amounts waived/reimbursed.........      (58,679)     (113,779)
                                          -----------   -----------

    Net Expenses........................      168,197       155,279
                                          -----------   -----------

    Net Investment Income (Loss)........      (34,879)      692,699
                                          -----------   -----------

Net realized and unrealized Gain (Loss)
Net realized loss.......................   (2,195,103)   (2,611,682)
Capital gain distributions received.....       35,515        89,193
                                          -----------   -----------

    Net Realized Loss...................   (2,159,588)   (2,522,489)

Net change in unrealized depreciation...    7,007,891     8,834,150
                                          -----------   -----------

    Net Gain............................    4,848,303     6,311,661
                                          -----------   -----------

Net Increase............................  $ 4,813,424   $ 7,004,360
                                          ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS CONTINUED

Statements of Changes in Net Assets

                                             DOMESTIC                         INTERNATIONAL
                                ----------------------------------  ----------------------------------
                                 FOR THE SIX       FOR THE YEAR      FOR THE SIX       FOR THE YEAR
                                 MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                MARCH 31, 2002  SEPTEMBER 30, 2001  MARCH 31, 2002  SEPTEMBER 30, 2001
                                --------------  ------------------  --------------  ------------------
                                 (UNAUDITED)                         (UNAUDITED)
Increase (Decrease) in Net
 Assets:
Operations:
Net investment income
 (loss).......................   $   (34,879)      $     58,457      $   692,699       $    553,674
Net realized loss.............    (2,159,588)        (1,980,762)      (2,522,489)        (2,757,265)
Net change in unrealized
 appreciation/ depreciation...     7,007,891         (9,001,015)       8,834,150        (28,391,196)
                                 -----------       ------------      -----------       ------------
    Net Increase (Decrease)...     4,813,424        (10,923,320)       7,004,360        (30,594,787)
                                 -----------       ------------      -----------       ------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares..............        (9,321)           (38,067)         (20,390)           (12,655)
  Class B shares..............       (45,416)          (621,940)         (96,935)          (183,441)
  Class C shares..............        (1,812)           (44,906)          (3,469)           (17,723)
  Class D shares..............        (1,907)            (3,229)        (544,212)          (316,184)
Net realized gain
  Class A shares..............       --                 (97,084)         --                 (21,594)
  Class B shares..............       --              (2,005,161)         --                (425,187)
  Class C shares..............       --                (138,738)         --                 (41,304)
  Class D shares..............       --                  (7,754)         --                (468,563)
                                 -----------       ------------      -----------       ------------
    Total Dividends and
     Distributions............       (58,456)        (2,956,879)        (665,006)        (1,486,651)
                                 -----------       ------------      -----------       ------------

Net increase (decrease) from
 transactions in shares of
 beneficial interest..........       912,260         11,497,812       (4,477,291)         8,436,809
                                 -----------       ------------      -----------       ------------

    Net Increase (Decrease)...     5,667,228         (2,382,387)       1,862,063        (23,644,629)

Net Assets:
Beginning of period...........    30,075,919         32,458,306       71,309,157         94,953,786
                                 -----------       ------------      -----------       ------------

End of Period:................   $35,743,147       $ 30,075,919      $73,171,220       $ 71,309,157
                                 ===========       ============      ===========       ============
Accumulated undistributed net
 investment income (loss).....   $   (34,883)      $     58,452      $    51,364       $     23,671
                                 ===========       ============      ===========       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), Domestic and International, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

G. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived of $43,462 ($21,731 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and /or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) until December 31, 2002. At March 31, 2002, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised Domestic and International that such excess amounts totaled $4,109,870 and $2,626,719, respectively, at March 31, 2002.

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2002, the distribution fee was accrued for Domestic and International Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, and 0.23% and 0.26%, respectively.

The Distributor has informed Domestic and International that for the six months ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares $29,221 and $29,802, respectively; and Class C shares $348 and $177, respectively; and received $5,125 and $2,621, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $27,977,022 and $25,851,128, respectively, for Domestic and $0 and $4,518,765, respectively, for International.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.

5. Federal Income Tax Status
At September 30, 2001, Domestic had a net capital loss carryover of approximately $202,000 which will be available through September 30, 2009, to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Domestic and International incurred and will elect to defer net capital losses of approximately $1,006,000 and $1,540,000 respectively during fiscal 2001.

As of September 30, 2001, Domestic and International had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                             DOMESTIC                                       INTERNATIONAL
                           ---------------------------------------------  --------------------------------------------------
                                FOR THE SIX            FOR THE YEAR             FOR THE SIX               FOR THE YEAR
                               MONTHS ENDED               ENDED                 MONTHS ENDED                 ENDED
                              MARCH 31, 2002        SEPTEMBER 30, 2001         MARCH 31, 2002          SEPTEMBER 30, 2001
                           ---------------------  ----------------------  ------------------------  ------------------------
                                (UNAUDITED)                                     (UNAUDITED)
                            SHARES     AMOUNT      SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
CLASS A
Sold.....................    25,719  $   240,709     84,707  $   860,069     263,500  $  2,386,635   3,875,919  $ 40,743,627
Reinvestment of dividends
 and distributions.......       961        9,310     11,465      124,278       2,074        19,330       2,888        33,735
Redeemed.................   (23,108)    (211,580)   (97,394)  (1,014,312)   (276,989)   (2,514,562) (3,959,880)  (41,889,501)
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class A.................     3,572       38,439     (1,222)     (29,965)    (11,415)     (108,597)    (81,073)   (1,112,139)
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------

CLASS B
Sold.....................   806,067    7,374,492  1,370,745   14,170,184   1,180,877    10,541,371   2,651,071    28,946,687
Reinvestment of dividends
 and distributions.......     4,265       41,116    217,488    2,346,690       9,243        84,480      47,793       547,232
Redeemed.................  (775,362)  (6,972,609)  (687,669)  (6,989,668) (1,497,382)  (13,335,311) (2,716,728)  (29,227,736)
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class B.................    34,970      442,999    900,564    9,527,206    (307,262)   (2,709,460)    (17,864)      266,183
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------

CLASS C
Sold.....................    63,133      586,897    395,702    4,151,266     348,332     3,149,582   1,038,563    10,973,987
Reinvestment of dividends
 and distributions.......       164        1,587     14,751      159,162         340         3,113       4,682        53,753
Redeemed.................   (29,670)    (267,196)  (242,570)  (2,407,636)   (343,561)   (3,112,950) (1,092,000)  (11,499,199)
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class C.................    33,627      321,288    167,883    1,902,792       5,111        39,745     (48,755)     (471,459)
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------

CLASS D
Sold.....................    13,190      125,213     11,376      127,911   1,636,819    14,962,137   2,246,515    24,327,515
Reinvestment of dividends
 and distributions.......       150        1,459      1,013       10,982      48,416       453,172      61,441       721,930
Redeemed.................    (1,903)     (17,138)    (4,056)     (41,114) (1,861,948)  (17,114,288) (1,528,960)  (15,295,221)
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease) --
 Class D.................    11,437      109,534      8,333       97,779    (176,713)   (1,698,979)    778,996     9,754,224
                           --------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Net increase (decrease)
 in Fund.................    83,606  $   912,260  1,075,558  $11,497,812    (490,279) $ (4,477,291)    631,304  $  8,436,809
                           ========  ===========  =========  ===========  ==========  ============  ==========  ============

Morgan Stanley Fund of Funds - Domestic
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                           NET ASSET     NET                                                                   TOTAL
                             VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED                 BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30               OF PERIOD   (LOSS)++    GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------               ---------  ----------  --------------  ----------  ------------  -------------  -------------
DOMESTIC
CLASS A
1998*....................   $10.00      $ 0.21        $(0.44)       $(0.23)      $(0.05)       --              $(0.05)
1999.....................     9.72        0.46          1.93          2.39        (0.36)       $(0.21)          (0.57)
2000.....................    11.54        0.38          1.83          2.21        (0.29)        (1.09)          (1.38)
2001.....................    12.37        0.11         (3.21)        (3.10)       (0.31)        (0.79)          (1.10)
2002**...................     8.17        0.03          1.34          1.37        (0.08)       --               (0.08)
CLASS B
1998*....................    10.00        0.14         (0.42)        (0.28)       (0.05)       --               (0.05)
1999.....................     9.67        0.35          1.94          2.29        (0.29)        (0.21)          (0.50)
2000.....................    11.46        0.30          1.81          2.11        (0.20)        (1.09)          (1.29)
2001.....................    12.28        0.01         (3.16)        (3.15)       (0.25)        (0.79)          (1.04)
2002**...................     8.09       (0.01)         1.33          1.32        (0.01)       --               (0.01)
CLASS C
1998*....................    10.00        0.13         (0.41)        (0.28)       (0.05)       --               (0.05)
1999.....................     9.67        0.40          1.94          2.34        (0.28)        (0.21)          (0.49)
2000.....................    11.52        0.31          1.80          2.11        (0.25)        (1.09)          (1.34)
2001.....................    12.29        0.01         (3.17)        (3.16)       (0.26)        (0.79)          (1.05)
2002**...................     8.08       (0.01)         1.35          1.34        (0.01)       --               (0.01)
CLASS D
1998*....................    10.00        0.22         (0.43)        (0.21)       (0.05)       --               (0.05)
1999.....................     9.74        0.46          1.96          2.42        (0.39)        (0.21)          (0.60)
2000.....................    11.56        0.48          1.75          2.23        (0.31)        (1.09)          (1.40)
2001.....................    12.39        0.13         (3.21)        (3.08)       (0.33)        (0.79)          (1.12)
2002**...................     8.19        0.04          1.34          1.38        (0.10)       --               (0.10)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                           RATIOS TO AVERAGE NET ASSETS   RATIOS TO AVERAGE NET ASSETS
                                                               (AFTER EXPENSES WERE           (BEFORE EXPENSES WERE
                                                                  ASSUMED) (3)(4)                ASSUMED) (3)(4)
                                                           -----------------------------  -----------------------------
                           NET ASSET           NET ASSETS                      NET                            NET
                             VALUE               END OF                     INVESTMENT                     INVESTMENT    PORTFOLIO
YEAR ENDED                  END OF     TOTAL     PERIOD                       INCOME                         INCOME      TURNOVER
SEPTEMBER 30                PERIOD    RETURN+   (000'S)      EXPENSES         (LOSS)        EXPENSES         (LOSS)        RATE
------------               ---------  -------  ----------  -------------  --------------  -------------  --------------  ---------
DOMESTIC
CLASS A
1998*....................   $ 9.72     (2.33)%(1)  $ 1,359     0.22%(2)        2.21%(2)       1.15%(2)        1.28%(2)      227%(1)
1999.....................    11.54     25.00      1,097        0.23            3.92           0.67            3.48          295
2000.....................    12.37     20.16      1,493        0.24            3.35           0.67            2.92          434
2001.....................     8.17    (27.24)       976        0.23            0.91           0.57            0.57          177
2002**...................     9.46     16.74(1)    1,165       0.23(2)         0.54(2)        0.57(2)         0.20(2)        77(1)
CLASS B
1998*....................     9.67     (2.83)(1)   24,338      0.92(2)         1.51(2)        1.90(2)         0.53(2)       227(1)
1999.....................    11.46     23.96     26,007        1.00            3.15           1.44            2.71          295
2000.....................    12.28     19.29     28,974        1.00            2.59           1.43            2.16          434
2001.....................     8.09    (27.79)    26,364        1.00            0.14           1.34           (0.20)         177
2002**...................     9.40     16.36(1)   30,972       1.00(2)        (0.23)(2)       1.34(2)        (0.57)(2)       77(1)
CLASS C
1998*....................     9.67     (2.83)     1,702        0.92(2)         1.51(2)        1.90(2)         0.53(2)       227(1)
1999.....................    11.52     24.55      1,364        0.54            3.61           0.98            3.17          295
2000.....................    12.29     19.23      1,954        1.00            2.59           1.43            2.16          434
2001.....................     8.08    (27.79)     2,643        1.00            0.14           1.34           (0.20)         177
2002**...................     9.41     16.38(1)    3,391       1.00(2)        (0.23)(2)       1.34(2)        (0.57)(2)       77(1)
CLASS D
1998*....................     9.74     (2.13)(1)       12     --               2.43(2)        0.90(2)         1.53(2)       227(1)
1999.....................    11.56     25.28         15       --               4.15           0.44            3.71          295
2000.....................    12.39     20.39         37       --               3.59           0.43            3.16          434
2001.....................     8.19    (27.07)        93       --               1.14           0.34            0.80          177
2002**...................     9.47     16.88(1)      216      --               0.77(2)        0.34(2)         0.43(2)        77(1)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Morgan Stanley Fund of Funds - International
FINANCIAL HIGHLIGHTS CONTINUED


                           NET ASSET     NET                                                                   TOTAL
                             VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED                 BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30               OF PERIOD   (LOSS)++    GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------               ---------  ----------  --------------  ----------  ------------  -------------  -------------
INTERNATIONAL
CLASS A
1998*....................   $10.00      $ 0.05        $(0.88)       $(0.83)      $(0.09)       --              $(0.09)
1999.....................     9.08        0.10          3.56          3.66       --            --              --
2000.....................    12.74        0.03          0.85          0.88        (0.04)       $(0.99)          (1.03)
2001.....................    12.59        0.09         (3.74)        (3.65)       (0.07)        (0.12)          (0.19)
2002**...................     8.75        0.10          0.78          0.88        (0.11)       --               (0.11)
CLASS B
1998*....................    10.00        0.03         (0.91)        (0.88)       (0.09)       --               (0.09)
1999.....................     9.03        0.02          3.51          3.53       --            --              --
2000.....................    12.56       (0.08)         0.86          0.78        (0.01)        (0.99)          (1.00)
2001.....................    12.34        0.01         (3.67)        (3.66)       (0.05)        (0.12)          (0.17)
2002**...................     8.51        0.06          0.77          0.83        (0.03)       --               (0.03)
CLASS C
1998*....................    10.00        0.04         (0.92)        (0.88)       (0.09)       --               (0.09)
1999.....................     9.03        0.07          3.51          3.58       --            --              --
2000.....................    12.61       (0.08)         0.86          0.78        (0.03)        (0.99)          (1.02)
2001.....................    12.37        0.02         (3.69)        (3.67)       (0.05)        (0.12)          (0.17)
2002**...................     8.53        0.09          0.77          0.86        (0.01)       --               (0.01)
CLASS D
1998*....................    10.00        0.14         (0.96)        (0.82)       (0.09)       --               (0.09)
1999.....................     9.09        0.23          3.46          3.69       --            --              --
2000.....................    12.78        0.04          0.89          0.93        (0.06)        (0.99)          (1.05)
2001.....................    12.66        0.12         (3.78)        (3.66)       (0.08)        (0.12)          (0.20)
2002**...................     8.80        0.11          0.79          0.90        (0.13)       --               (0.13)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                           RATIOS TO AVERAGE NET ASSETS   RATIOS TO AVERAGE NET ASSETS
                                                               (AFTER EXPENSES WERE           (BEFORE EXPENSES WERE
                                                                  ASSUMED) (3)(4)                ASSUMED) (3)(4)
                                                           -----------------------------  -----------------------------
                           NET ASSET           NET ASSETS                      NET                            NET
                             VALUE               END OF                     INVESTMENT                     INVESTMENT    PORTFOLIO
YEAR ENDED                  END OF     TOTAL     PERIOD                       INCOME                         INCOME      TURNOVER
SEPTEMBER 30                PERIOD    RETURN+   (000'S)      EXPENSES         (LOSS)        EXPENSES         (LOSS)        RATE
------------               ---------  -------  ----------  -------------  --------------  -------------  --------------  ---------
INTERNATIONAL
CLASS A
1998*....................   $ 9.08     (8.36)%(1)  $   596     0.25%(2)        1.01%(2)       6.16%(2)       (4.90)%(2)     135%(1)
1999.....................    12.74     40.31      1,074        0.24            0.91           1.34           (0.19)         154
2000.....................    12.59      6.19      3,366        0.24            0.12           0.60           (0.24)          85
2001.....................     8.75    (29.38)     1,629        0.16            0.93           0.42            0.67           22
2002**...................     9.52     10.14(1)    1,664       0.23(2)         2.14(2)        0.55(2)         1.82(2)         0(1)
CLASS B
1998*....................     9.03     (8.87)(1)    3,241      0.94(2)         0.32(2)        6.91(2)        (5.65)(2)      135(1)
1999.....................    12.56     39.09      6,615        1.00            0.15           2.10           (0.95)         154
2000.....................    12.34      5.48     43,697        1.00           (0.64)          1.36           (1.00)          85
2001.....................     8.51    (30.01)    29,980        1.00            0.09           1.26           (0.17)          22
2002**...................     9.31      9.74(1)   29,945       1.00(2)         1.37(2)        1.32(2)         1.05(2)         0(1)
CLASS C
1998*....................     9.03     (8.87)       105        0.92(2)         0.34(2)        6.91(2)        (5.65)(2)      135(1)
1999.....................    12.61     39.65        442        0.77            0.38           1.87           (0.72)         154
2000.....................    12.37      5.46      4,246        1.00           (0.64)          1.36           (1.00)          85
2001.....................     8.53    (30.02)     2,512        1.00            0.09           1.26           (0.17)          22
2002**...................     9.38     10.12(1)    2,810       0.26(2)         2.11(2)        0.58(2)         1.79(2)         0(1)
CLASS D
1998*....................     9.09     (8.26)(1)       11     --               1.26(2)        5.91(2)        (4.65)(2)      135(2)
1999.....................    12.78     40.59        564       --               1.15           1.10            0.05          154
2000.....................    12.66      6.56     43,645       --               0.36           0.36            0.00           85
2001.....................     8.80    (29.31)    37,188       --               1.09           0.26            0.83           22
2002**...................     9.57     10.32(1)   38,751      --               2.37(2)        0.32(2)         2.05(2)         0(1)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                      36016RPT

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MORGAN STANLEY
FUND OF FUNDS


SEMIANNUAL REPORT
MARCH 31, 2002
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